UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2012 – February 28, 2013

Item 1.  Schedule of Investments.

UCM SHORT DURATION FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2013 (Unaudited)

Principal	Security Description	Rate	Maturity	Value

Asset Backed Obligations - 25.7%
$21,136	Aames Mortgage Trust, Series 2002-2 A2 (a)	4.50%	03/25/33	$20,851
1,000,000	Access Group, Inc. (b)	1.70	12/27/32	867,500
366,000	Access Group, Inc. (b)(c)	0.17	09/25/37	332,145
313,775	Access Group, Inc., Series 2001 2A1 (b)	0.65	05/25/29	282,394
104,000	AH Mortgage Advance Trust, Series SART-3 1A1 (d)	2.98	03/13/43	104,183
14,616	Ameriquest Mortgage Securities, Inc., Series 2004-R11 A2 (b)	0.57	11/25/34	14,374
12,688	Amortizing Residential Collateral Trust, Series 2002-BC4 A (b)	0.78	07/25/32	11,482
200,000	Banc of America Commercial Mortgage Trust, Series 2007-3 A3 (b)	5.59	06/10/49	200,008
145,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-6 A4 (b)	4.63	12/10/42	148,039
110,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1 A4 (b)	5.08	11/10/42	112,263
8,341	Bear Stearns Asset Backed Securities Trust, Series 2002-2 A1 (b)	0.86	10/25/32	7,730
406,928	Bear Stearns Asset Backed Securities Trust, Series 2003-ABF1 A (b)	0.94	01/25/34	362,471
229,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2003-T12 B (b)	4.64	08/13/39	233,993
469,732	Bear Stearns Commercial Mortgage Securities, Series 2006-PW12 A3 (b)	5.70	09/11/38	469,700
46,401	Centex Home Equity Loan Trust, Series 2003-A AF4 (a)	4.25	12/25/31	46,631
170,064	Citigroup Commercial Mortgage Trust, Series 2006-C4 A2 (b)	5.74	03/15/49	178,830
715,697	COMM Mortgage Trust, Series 2011-THL A (d)	3.38	06/09/28	723,841
54,688	Commercial Mortgage Asset Trust, Series 1999-C1 A4 (b)	6.98	01/17/32	54,944
121,535	Countrywide Home Equity Loan Trust, Series 2006-HW 2A1B (b)	0.35	11/15/36	104,211
21,040	Credit Suisse First Boston Mortgage Securities Corp., Series 1997-C1 F (b)(d)	7.50	06/20/29	21,564
137,536	Credit Suisse Commercial Mortgage Pass-Through Certificates, Series 2006-C2 A2 (b)	5.69	03/15/39	140,951
501,601	Delta Funding Home Equity Loan Trust, Series 1999-2 A1A (b)	0.84	08/15/30	410,142
400,397	Greenwich Capital Commercial Funding Mortgage Trust, Series 2004-GG1 A7 (b)	5.32	06/10/36	413,119
415,000	Greenwich Capital Commercial Funding Mortgage Trust, Series 2005-GG5 A41 (b)	5.24	04/10/37	415,269
86,436	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX A5	4.65	01/12/37	88,337
40,027	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3 A3	4.96	08/15/42	40,174
66,381	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9 A2	5.13	05/15/47	69,723
150,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9 A3SF (b)	0.36	05/15/47	149,024

UCM SHORT DURATION FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2013
Principal	Security Description	Rate	Maturity	Value

$446,041	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18 A3	5.45%	06/12/47	$459,611
144,000	LB-UBS Commercial Mortgage Trust, Series 2005-C7 A3 (b)	5.45	11/15/30	149,370
396,465	Merrill Lynch Mortgage Trust, Series 2003-KEY1 A4 (b)	5.24	11/12/35	403,473
54,977	Merrill Lynch Mortgage Trust, Series 2006-C2 A2 (b)	5.76	08/12/43	56,463
80,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3 A3 (b)	5.39	07/12/46	80,681
65,000	Morgan Stanley Capital I Trust, 2004-HQ4 A7	4.97	04/14/40	67,956
257,605	Morgan Stanley Capital I Trust, Series 2006-T23 A2 (b)	5.75	08/12/41	260,934
96,667	Morgan Stanley Capital I Trust, 2007-HQ12 A2FL (b)	0.45	04/12/49	94,151
776,767	Morgan Stanley Reremic Trust, Series 2011-KEYA A1 (d)	4.25	12/19/40	786,835
27,117	Saxon Asset Securities Trust, Series 2004-1 A (b)	0.74	03/25/35	22,982
101,006	SLM Student Loan Trust, Series 2012-C A1 (b)(d)	1.30	08/15/23	102,212
200,439	SLM Student Loan Trust, Series 2012-E A1 (b)(d)	0.95	10/16/23	201,842
550,000	SLM Student Loan Trust, Series 2013-A A1 (b)(c)(d)	0.80	08/15/22	550,000
275,000	South Carolina Student Loan Corp. (b)	0.70	01/25/41	275,072
160,639	Structured Asset Securities Corp., Series 2002-HF1 A (b)	0.78	01/25/33	150,119
8,799	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21 A4 (b)	5.24	10/15/44	9,660
31,118	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25 A3 (b)	5.70	05/15/43	31,266
35,302	WaMu Mortgage Pass Through Certificates, Series 2002-AR2 A (b)	2.32	02/27/34	35,972
43,207	Wells Fargo Home Equity Trust, Series 2005-1 AII1 (b)	0.43	04/25/35	42,932

Total Asset Backed Obligations (Cost $9,581,617)	9,805,424

Corporate Non-Convertible Bonds - 0.0%
4,000	Norfolk Southern Corp. (Cost $4,169)	5.26	09/17/14	4,280
Municipal Bonds - 16.9%
Alaska - 0.7%
285,000	Alaska Housing Finance Corp.	5.20	06/01/33	287,194

Florida - 1.6%
500,000	Capital Trust Agency, Inc.	3.75	12/01/26	498,380
100,000	Florida Housing Finance Corp.	4.10	07/01/22	104,606
10,000	Lee Memorial Health System	7.28	04/01/27	12,330
				615,316
Georgia - 0.6%
225,000	Georgia Housing & Finance Authority	4.25	12/01/24	242,212

Indiana - 0.5%
170,000	Indiana Housing & Community Development Authority	4.55	07/01/27	178,927

Louisiana - 1.6%
150,000	Louisiana Housing Corp	4.75	10/01/29	162,680
430,000	Louisiana Housing Corp.	3.65	12/01/32	431,995
				594,675
Maryland - 0.4%
150,000	Maryland Community Development Administration	4.00	09/01/25	156,684

Massachusetts - 1.3%
475,000	Massachusetts Housing Finance Agency	4.78	12/01/20	515,555

Minnesota - 1.3%
500,000	Minnesota Housing Finance Agency	2.35	03/01/43	500,325

UCM SHORT DURATION FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2013 (Unaudited)

Principal	Security Description	Rate	Maturity	Value

New Jersey - 0.0%
$5,000	New Jersey Housing & Mortgage Finance Agency	4.38%	04/01/28	$5,427

North Carolina - 0.8%
278,000	North Carolina Housing Finance Agency	5.25	07/01/38	294,594

Ohio - 0.6%
120,000	Ohio Housing Finance Agency	6.00	09/01/35	123,036
90,000	Ohio Housing Finance Agency	5.32	09/01/38	92,147
				215,183
Oregon - 1.4%
310,000	State of Oregon Housing & Community Services Department	4.55	01/01/24	334,667
185,000	State of Oregon Housing & Community Services Department	5.00	01/01/42	205,642
				540,309
Pennsylvania - 1.9%
250,000	Pennsylvania Housing Finance Agency	3.10	04/01/23	249,567
250,000	Pennsylvania Housing Finance Agency	3.10	10/01/23	246,442
225,000	Pennsylvania Housing Finance Agency	4.75	10/01/25	238,667
				734,676
Rhode Island - 2.5%
335,000	Rhode Island Housing & Mortgage Finance Corp.	2.44	04/01/20	339,335
510,000	Rhode Island Housing & Mortgage Finance Corp.	2.54	10/01/20	514,523
110,000	Rhode Island Housing & Mortgage Finance Corp.	3.50	10/01/24	112,330
				966,188
Tennessee - 0.7%
240,000	Tennessee Housing Development Agency	2.95	01/01/17	251,782

Texas - 0.7%
255,000	Barbers Hill Independent School District	2.00	02/15/15	263,196

Wisconsin - 0.3%
100,000	Wisconsin Housing & Economic Development Authority	3.45	04/01/20	106,456

Total Municipal Bonds (Cost $6,493,288)	6,468,700

U.S. Government & Agency Obligations - 49.1%
Interest Only Bonds - 0.6%
194,901	U.S. Small Business Administration, Series 2009-P10A 1	4.73	02/10/19	210,564
16,437	U.S. Small Business Administration, Series 2004-P10A 1	4.50	02/01/14	16,827
				227,391
Mortgage Securities - 16.7%
36,230	FHLMC, Series 129, Class H (c)	8.85	03/15/21	37,588
48,209	FHLMC, Series 3823, Class GA	3.50	01/15/26	50,718
73,054	FHLMC, Series 3834, Class GA	3.50	03/15/26	76,902
279,547	FHLMC, Series 3845, Class NA	3.25	04/15/25	287,999
474,173	FHLMC, Series 4135, Class BQ	2.00	11/15/42	472,361
133,504	FNMA, Series 2010-118, Class DJ	2.50	10/25/39	139,402
221,418	FNMA, Series 2010-137, Class MC	3.00	10/25/38	233,561
129,652	FNMA, Series 2010-34, Class JD	3.00	09/25/37	131,769
79,162	FNMA, Series 2012-8, Class LP	2.50	08/25/21	82,401
448,535	FNMA, Series 2012-80, Class HD	3.00	01/25/42	476,714
511,123	GNMA II Pool #MA0456	3.50	10/20/42	537,490
477,988	GNMA II Pool #MA0528	3.50	11/20/42	502,644
21,869	GNMA, Series 2004-108, Class AB (b)	4.40	12/16/32	22,435
1,296	GNMA, Series 2004-12, Class BA	4.81	08/16/32	1,302
1,217,259	GNMA, Series 2006-15, Class B (b)	4.78	09/16/31	1,220,701
72,658	GNMA, Series 2008-55, Class WT (b)	5.52	06/20/37	81,345
1,047,970	GNMA, Series 2009-105, Class A	3.46	12/16/50	1,082,727
71,779	GNMA, Series 2009-71, Class A	3.30	04/16/38	73,754

UCM SHORT DURATION FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2013 (Unaudited)

Principal	Security Description	Rate	Maturity	Value

$91,604	GNMA, Series 2009-75, Class LC	4.00%	10/20/38	$97,072
53,259	GNMA, Series 2010-14, Class QP	6.00	12/20/39	58,203
400,626	GNMA, Series 2010-144, Class DK	3.50	09/16/39	427,363
274,680	Small Business Administration Participation Certificates, Series 2009-10E 1	3.08	09/01/19	286,616
				6,381,067

U.S. Treasury Securities - 31.8%
235,000	U.S. Treasury Note	1.75	04/15/13	235,505
750,000	U.S. Treasury Note	0.38	06/30/13	750,733
1,125,000	U.S. Treasury Note	0.38	07/31/13	1,126,275
1,655,000	U.S. Treasury Note	0.13	08/31/13	1,655,258
1,000,000	U.S. Treasury Note	0.75	09/15/13	1,003,438
450,000	U.S. Treasury Note	2.00	11/30/13	456,223
500,000	U.S. Treasury Note	0.75	12/15/13	502,344
400,000	U.S. Treasury Note	1.50	12/31/13	404,484
1,250,000	U.S. Treasury Note	1.00	01/15/14	1,259,229
750,000	U.S. Treasury Note	0.25	04/30/14	750,586
500,000	U.S. Treasury Note	2.63	07/31/14	517,168
600,000	U.S. Treasury Note	0.13	07/31/14	599,391
500,000	U.S. Treasury Note	0.50	10/15/14	502,363
375,000	U.S. Treasury Note	0.38	11/15/14	375,996
753,000	U.S. Treasury Note	0.38	03/15/15	754,941
1,250,000	U.S.Treasury Note	0.50	10/15/13	1,252,832
				12,146,766

Total U.S. Government & Agency Obligations (Cost $18,678,441)	18,755,223

Total Fixed Income Securities (Cost $34,757,515)	35,033,627

Short-Term Investments - 2.6%
Commercial Paper (e) - 2.6%
720,000	Straight-A-Funding, LLC	0.18	03/27/13	719,906
250,000	Straight-A-Funding, LLC	0.20	03/27/13	249,964
Total Commercial Paper (Cost $969,870)	969,870
Total Short-Term Investments (Cost $969,870)	969,870
Total Investments - 94.3% (Cost $35,727,385)*	$36,003,497
Other Assets & Liabilities, Net – 5.7%	2,199,701
Net Assets – 100.0%	$38,203,198

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
(a)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of February 28, 2013.
(b)	Variable rate security. Rate presented is as of February 28, 2013.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $919,733 or 2.4% of net assets.
(d)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $2,490,477 or 6.5% of net assets.
(e)	Rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$365,984
Gross Unrealized Depreciation	(89,872)
Net Unrealized Appreciation	$276,112

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2013.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Asset Backed Obligations	$-	$8,923,277	$882,145	$9,805,422
Corporate Non-Convertible Bonds	-	4,280	-	4,280
Municipal Bonds	-	6,468,700	-	6,468,700
U.S. Government & Agency Obligations	-	18,717,637	37,588	18,755,225
Commercial Paper	-	969,870	-	969,870
Total Investments At Value	$-	$35,083,764	$919,733	$36,003,497

UCM SHORT DURATION FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2013 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Asset Backed Obligations	U.S. Government & Agency Obligations

Balance as of 11/30/12	$-	$40,149
Accrued Accretion / (Amortization)	-	(14)
Realized Gain / (Loss)	-	-
Change in Unrealized Appreciation / (Depreciation)	-	14
Purchases	-	-
Sales	-	-
Paydowns / Calls	-	(2,561)
Transfers In / (Out)	882,145	-
Balance as of 02/28/13	$882,145	$37,588
Net change in unrealized appreciation / (depreciation) from investments held as of 02/28/13	$103	$14

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.

There were no transfers between Level 1 and Level 2 for the period ended February 28, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:            /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:           April 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:           April 8, 2013

By:           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:       April 8, 2013